6 INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORIES

6       INVENTORIES

	Consolidated
	12/31/2019	12/31/2018
Finished goods	1,691,842	1,501,969
Work in progress	1,294,369	1,217,611
Raw materials	1,493,129	1,584,140
Spare parts	902,135	857,402
Advances to suppliers	35,828	36,192
(-) Provision for losses	(134,553)	(157,754)
	5,282,750	5,039,560

The movements in the provision for inventory losses are as follows:

	Consolidated
	12/31/2019	12/31/2018
Opening balance	(157,754)	(135,840)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	23,201	(21,914)
Closing balance	(134,553)	(157,754)